Fair Value Measurements	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
6.	Fair Value Measurement

Our Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in fair value of the Warrants are recorded in the statement of operations each period. Due to the similarity of the features of the Public and Private Warrants, management has concluded that the price of the Public Warrants would be used in the valuation of the Private Placement Warrants. However, since the two types of Warrants are not identical and the Private Warrants are not actively traded, we have classified the Private Placement Warrants as Level 2, while the Public Warrants are classified as Level 1.

The following table represents the Company’s financial liabilities measured at fair value on a recurring basis as of December 31, 2022:

(in thousands)	Level 1	Level 2	Level 3	Total
Warrant Liabilities:
Public Warrants	$15,198	$—	$—	$15,198
Private Placement Warrants	—	14,151	—	14,151
Total Warrant Liabilities as of December 31, 2022	$15,198	$14,151	$—	$29,349

SPRING VALLEY ACQUISITION CORP
Fair Value Measurements

Note 10 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020, by level within the fair value hierarchy:

December 31, 2021		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Mutual funds	$232,320,939	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$14,375,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$14,774,000

December 31, 2020		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Mutual funds	$232,301,973	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$18,975,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$14,685,000

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. During the year ended December 31, 2021 there were no transfers to/from Levels 1, 2, and 3. During the period from August 20, 2020 (inception) through December 31, 2020, the estimated fair value of Public Warrants was transferred from a Level 3 measurement to a Level 1 measurement, when the Public Warrants were separately listed and traded in an active market in December 2020. There were no transfers during the year ended December 31, 2021.

Level 1 instruments include investments in mutual funds invested in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants are recorded in the consolidated statements of operations in each period.

The following table presents a summary of the changes in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, measured on a recurring basis.

For the year ended December 31, 2021
Derivative warrant liabilities at January 1, 2021	$14,685,000
Change in fair value of derivative warrant liabilities	89,000
Derivative warrant liabilities at December 31, 2021	$14,774,000

For the period from August 20, 2020 (inception) through December 31, 2020
Derivative warrant liabilities at August 20, 2020 (inception)	$—
Issuance of Public and Private Warrants	22,529,000
Transfer of Public Warrants to Level 1	(12,650,000)
Change in fair value of derivative warrant liabilities	4,806,000
Derivative warrant liabilities at December 31, 2020	$14,685,000

The initial fair value of the Public and Private Placement Warrants, issued concurrently and in connection with the Initial Public Offering, has been estimated using a Least Squares Monte Carlo Model, which is considered to be a Level 3 fair value measurement. As the path-dependent nature of the redemption provisions does not apply to the Private Placement warrants, the Company estimated the fair value using a Least Square Monte Carlo Model framework with significant assumptions including the price of the Company’s ordinary shares, risk-free rate, volatility, and term to the Company’s initial business combination.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31,	As of December 31,
	2021	2020
Exercise price	$11.50	$11.50
IPO price	$10.00	$10.00
Implied share price range (or underlying asset price)	$10.03	$10.12
Volatility	26.60%	21.0%
Term (years)	5.50	5.70
Risk-free rate	1.30%	0.46%
Dividend yield	0.0%	0.0%